UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

EAS Global Cycle Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares			Value

	OPEN-ENDED MUTUAL FUNDS - 72.8%
	EMERGING MARKET FUNDS - 24.9%
36,497	Matthews China Fund		$ 1,074,094
61,031	Matthews India Fund		1,158,361
28,481	T Rowe Price Africa & Middle East Fund		204,210
			2,436,665

	INTERNATIONAL REAL ESTATE FUND - 12.0%
64,646	EII International Property Fund		1,172,035

	SPECIALTY SECTOR FUNDS - 35.9%
57,445	Burnham Financial Industries Fund		682,448
47,491	Prudential Jennison Health Sciences Fund *		1,158,783
45,144	SteelPath MLP Alpha Fund		497,489
79,974	Winslow Green Growth Fund *		1,178,015
			3,516,735

	TOTAL OPEN-ENDED MUTUAL FUNDS (Cost $7,187,782)		7,125,435

	EXCHANGE TRADED FUNDS - 18.3%
	COMMODITY FUND - 5.0%
37,689	iShares COMEX Gold Trust *		490,334

	EMERGING MARKET FUNDS - 5.2%
15,891	ProShares Short MSCI Emerging Markets *		505,493

	SPECIALTY FUND - 8.1%
21,816	iShares S&P Global Infrastructure Index Fund		793,011

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $1,756,964)		1,788,838

	SHORT-TERM INVESTMENTS - 10.3%
	MONEY MARKET FUND - 10.3%
1,011,818	Goldman Sachs Financial Square Funds - Government Fund		1,011,818
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,011,818)

	TOTAL INVESTMENTS - 101.4% ( Cost - $9,956,564) (a)		$ 9,926,091
	LIABILITIES LESS OTHER ASSETS -1.4%		(138,674)
	NET ASSETS - 100.0%		$ 9,787,417

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 107,999
		Unrealized depreciation	(138,472)
		Net unrealized depreciation	$ (30,473)

EAS Global Cycle Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and  liabilities

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 7,125,435	$ -	-	$ 7,125,435
Exchange Traded Funds	1,788,838	-	-	$ 1,788,838
Money Market Funds	1,011,818	-	-	$ 1,011,818
Total	$ 9,926,091	$ -	$ -	$ 9,926,091
* The Fund did not hold any Level 3 securities during the period.
Refer to the Portfolio of Investments for Industry classification.
There were no significant transfers into and out of Level 1 and 2 during the current period presented.

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)
Shares		Value

	OPEN-ENDED MUTUAL FUNDS - 88.0%
	ASSET ALLOCATION FUND - 21.7%
282,934	FPA Crescent Fund	$ 7,678,833
233,536	Greenspring Fund Incorporated	5,663,253
474,401	Leuthold Asset Allocation Fund	5,023,902
50,922	Permanent Portfolio	2,316,951
		20,682,939
	CURRENCY FUND - 6.1%
474,998	Merk Hard Currency Fund	5,804,473

	EMERGING MARKET FUNDS - 4.7%
88,265	Matthews China Fund	2,597,651
96,795	Matthews India Fund	1,837,162
		4,434,813
	HIGH YIELD BOND - 3.9%
501,924	Payden High Income Fund	3,679,100

	INTERNATIONAL REAL ESTATE FUND - 3.1%
160,949	EII International Property Fund	2,918,005

	LONG/SHORT EQUITY FUNDS - 13.4%
192,609	Diamond Hill Long-Short Fund	3,224,267
183,077	Gateway Fund	4,809,428
391,707	Hussman Strategic Growth Fund	4,692,649
		12,726,344
	MARKET NEUTRAL FUNDS - 11.0%
402,895	Calamos Market Neutral Income Fund	4,814,594
573,289	Gabelli ABC Fund *	5,652,626
		10,467,220
	MIDCAP FUND - 4.0%
78,236	FBR Focus Fund *	3,820,254

	SPECIALTY/SECTOR FUNDS - 14.1%
141,837	Burnham Financial Industries Fund	1,685,026
120,044	Prudential Jennison Health Sciences Fund *	2,929,063
176,194	SteelPath MLP Alpha Fund	1,941,659
205,729	Winslow Green Growth Fund *	3,030,384
212,328	Yacktman Focused Fund	3,811,280
		13,397,412
	VALUE FUNDS - 6.0%
208,503	Osterweis Fund	5,742,165

	TOTAL OPEN-ENDED MUTUAL FUNDS ( Cost - $78,115,447)	83,672,725

	EXCHANGE TRADED FUNDS - 7.1%
	COMMODITY FUNDS - 1.3%
97,800	iShares COMEX Gold Trust *	1,272,378

	INVERSE EQUITY FUNDS - 3.6%
50,600	ProShares Short Dow30 *	2,180,354
38,300	ProShares Short MSCI Emerging Markets *	1,218,323
		3,398,677
	SPECIALTY FUND - 2.2%
57,700	iShares S&P Global Infrastructure Index Fund	2,097,395

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $6,489,848)	6,768,450

	SHORT-TERM INVESTMENTS - 2.5%
	MONEY MARKET FUND - 1.5%
1,403,405	Goldman Sachs Financial Square Funds - Government Fund	1,403,405

EAS Genesis Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011 (Unaudited)

Principal			Value
U.S. Treasury Obligations - 1.0%
1,000,000	United States Treasury Bill, 0.13%, 03/10/2011		$ 999,861

	TOTAL SHORT-TERM INVESTMENTS ( Cost - $2,403,266)		2,403,266

	TOTAL INVESTMENTS - 97.6% ( Cost - $87,008,561) (a)		$ 92,844,441
	OTHER ASSETS LESS LIABILITIES - 2.4%		2,278,954
	NET ASSETS - 100.0%		$ 95,123,395

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation	$ 6,369,376
		Unrealized depreciation	(533,496)
		Net unrealized appreciation	$ 5,835,880

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s assets and  liabilities

Assets *	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 83,672,725	$ -	-	$ 83,672,725
Exchange Traded Funds	6,768,450	-	-	6,768,450
Money Market Funds	1,403,405	-	-	1,403,405
US Government Obligations	-	999,861		999,861
Total	$ 91,844,580	$ 999,861	$ -	92,844,441
* The Fund did not hold any Level 3 securities during the period.
Refer to the Portfolio of Investments for Industry classification.
There were no significant transfers into and out of Level 1 and 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/30/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

03/30/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

03/30/11